Taxation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax expense [Abstract]
Bermuda	$ 0	$ 0	$ 0
Foreign	167	328	184
Deferred tax expense [Abstract]
Bermuda	0	0	0
Foreign	58	24	14
Deferred taxes acquired during the year	0	0	0
Tax related to internal sale of assets in subsidiary, amortized for group purposes	7	(163)	(39)
Total provision	232	189	159
Effective tax rate (in hundredths)	16.10%	11.30%	12.10%
Statutory income tax rate (in hundredths)	0.00%
Income tax reconciliation [Abstract]
Income taxes at statutory rate	0	0	0
Effect of transfers to new tax jurisdictions	7	(163)	(39)
Effect of change in taxable currency	0	0	0
Effect of change in uncertain tax positions relating to prior years	91	24	0
Effect of taxable income in various countries	134	328	198
Total provision	232	189	159
Deferred Tax Assets [Abstract]
Pension	8	11
Provisions	3	15
Property, plant and equipment	0	9
Other	2	8
Gross deferred tax asset	13	43
Deferred Tax Liability [Abstract]
Property, plant and equipment	5	0
Gain from sale of fixed assets	23	31
Foreign exchange	54	0
Other	1	13
Gross deferred tax liability	83	44
Net deferred tax	(70)	(1)
Net deferred taxes, classified [Abstract]
Short-term deferred tax asset	0	10
Long-term deferred tax asset	13	33
Short-term deferred tax liability	6	10
Long-term deferred tax liability	77	34
Net deferred tax	70	1
Uncertain tax positions [Abstract]
Tax expense recorded relating to uncertain tax positions	91	24
Deferred charges relating to uncertain tax positions		39
Changes to liabilities related to unrecognized tax benefits, excluding interest and penalties [Roll Forward]
Balance beginning of period	63	0	0
Additions for prior years tax positions	91	63	0
Balance end of period	$ 154	$ 63	$ 0
Australia [Member]
Income Tax Examination [Line Items]
Earliest Open Year	2008
Nigeria [Member]
Income Tax Examination [Line Items]
Earliest Open Year	2007
Norway [Member]
Income Tax Examination [Line Items]
Earliest Open Year	2007
Thailand [Member]
Income Tax Examination [Line Items]
Earliest Open Year	2003